Intangible assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	March 31, 2017	June 30, 2016
Patents	15 years	$126,246	$74,562
Less: Accumulated amortization		(9,952)	(4,889)
Subtotal		116,294	69,673
Trademarks	—	1,560	1,560
Intangible assets, net		$117,854	$71,233

The Company’s intangible assets consisted of the following:

	Estimated useful life	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Patents	15 years	$74,562	$31,067	$62,847	$26,450
Less: Accumulated amortization		(4,889)	(1,550)	(3,758)	(1,044)
Subtotal		69,673	29,517	59,089	25,406
Trademarks	—	1,560	1,560	1,560	1,560
Intangible assets, net		$71,233	$31,077	$60,649	$26,966

Schedule of estimated future annual amortization expense

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2018	$8,212
2019	8,212
2020	8,212
2021	8,212
2022	8,212
Thereafter	75,234
$116,294

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2017	$4,921
2018	4,921
2019	4,921
2020	4,921
2021	4,921
Thereafter	45,068
$69,673